Basis of preparation (Details Narrative) $ in Thousands, $ in Thousands				3 Months Ended				12 Months Ended
	Jan. 04, 2024 USD ($)	Dec. 21, 2023 USD ($)	Oct. 20, 2023 USD ($)	Apr. 01, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Net income								$ 2,463	$ (3,701)
Cash flows from operating activities								1,791	602
Shareholders' deficit								3,739	(3,565)	$ (1,419)
Working capital								485	6,114
Proceeds from private placement								$ 2,445	$ 1,519
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Proceeds from private placement	$ 26	$ 42	$ 24		$ 3,307	$ 2,408	$ 51
Private Placements [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Proceeds from private placement				$ 11,935